SHAREHOLDERS' EQUITY (Details 2) (USD $) In Thousands, unless otherwise specified	3 Months Ended				3 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2013 Cumulative Translation Adjustment	Dec. 31, 2012 Cumulative Translation Adjustment	Mar. 31, 2013 Available-for-sale Securities	Mar. 31, 2013 Derivative Financial Instruments	Mar. 31, 2013 Pension Benefits
Changes in accumulated other comprehensive loss by component
Accumulated other comprehensive income (loss), beginning of period	$ (27,311)		$ (16,206)	$ (16,206)	$ (7,680)	$ 137	$ (3,562)
Other comprehensive (loss) income before reclassifications	(92)				(173)	81
Tax expense	(19)					(19)
Amounts reclassified from accumulated other comprehensive loss	11,136				10,995	10	131
Tax expense	(37)					(3)	(34)
Net current-period other comprehensive income	10,988	(9,875)			10,822	69	97
Accumulated other comprehensive income (loss), end of period	$ (16,323)		$ (16,206)	$ (16,206)	$ 3,142	$ 206	$ (3,465)